Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Company's Stock Option Plan

	2018		2017
		Weighted		Weighted
		average		average
	Number of	exercise price	Number of	exercise price
	shares	C$	shares	C$
Balance at January 1,	762,173	$7.99	628,636	$7.97
Granted	111,621	11.23	141,268	8.56
Exercised	(6,400)	8.05	(4,400)	6.22
Forfeited	(9,280)	13.25	–	–
Expired	(5,025)	10.44	(3,331)	29.25
At December 31,	853,089	$8.37	762,173	$7.99

Summary of Fair Value Determination Assumptions

	2018	2017
Risk-free interest rate	2.12%	1.34%
Expected volatility	64.3%	64.6%
Expected life in years	7	6
Expected dividend	Nil	Nil

Summary of Stock Options Outstanding

Grant date	Expiry date	Total number of options	Weighted average remaining contractual life (in years)	Exercise Price C$	Number of vested options	Weighted average remaining contractual life (in years)	Exercise Price C$
March 27, 2009	March 27, 2019	5,284	0.24	13.25	5,284	0.24	$13.25
April 6, 2010	April 5, 2020	19,787	1.26	4.91	19,787	1.26	4.91
March 31, 2011	March 31, 2021	83,000	2.25	6.96	83,000	2.25	6.96
June 8, 2011	June 8, 2021	126,905	2.44	5.03	126,905	2.44	5.03
May 10, 2012	May 11, 2022	157,871	3.36	6.25	157,871	3.36	6.25
November 19, 2012	November 19, 2022	39,476	3.89	6.60	39,476	3.89	6.60
March 21, 2013	March 21, 2023	15,000	4.22	8.10	15,000	4.22	8.10
March 26, 2015	March 25, 2025	56,821	6.23	16.14	42,616	6.23	16.14
March 30, 2016	March 31, 2026	96,056	7.25	10.53	48,028	7.25	10.53
March 14, 2017	March 14, 2027	141,268	8.20	8.56	35,317	8.20	8.56
March 13, 2018	March 13, 2028	90,836	9.20	11.41	–	9.20	11.41
June 1, 2018	June 1, 2028	20,785	9.42	10.45	–	9.42	10.45
		853,089	5.29	$8.37	573,284	5.29	$8.37

Summary of Company's Stock-Based Compensation Expense (Recovery)

Years ended December 31,	2018	2017
Stock-based compensation expense - stock options	$539	$444
Stock-based compensation expense - PSU	6	31
Stock-based compensation expense - RSU (equity-settled)	412	267
Subtotal stock based compensation expense	957	742
DSU - new issuance (net of cancellations)	145	165
DSU - mark-to-market adjustment	(821)	785
Subtotal stock-based compensation expense - DSU	(676)	950
Total	$281	$1,692

Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Company's Stock Unit Activity

	2018	2017
Balance at January 1,	191,366	195,569
Expired	(187,162)	–
Vested – share issuance	(4,204)	(4,203)
At December 31,	–	191,366

Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Company's Stock Unit Activity

	2018	2017
Balance at January 1,	133,184	52,483
RSUs issued	69,523	80,701
At December 31,	202,707	133,184

Deferred Share Unit Activity [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Company's Stock Unit Activity

	2018		2017
	Number	Amount	Number	Amount
Balance at January 1,	125,949	$1,406	106,506	$456
DSU compensation expense	21,222	145	20,277	174
DSU cancellation	–	–	(834)	(9)
DSU fair value adjustments	–	(821)	–	785
At December 31,	147,171	$730	125,949	$1,406